Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases
12.	LEASES

The Company leases one corporate office through an operating lease agreement. The Company has an obligation for its corporate office located in New York, New York, through 2020. As of June 30, 2019, the lease had a remaining term of approximately 1.2 years. Over the duration of the lease, payments will escalate 3% every year.

As of June 30, 2019, the Company had no leases that were classified as a financing lease. As of June 30, 2019, the Company did not have additional operating and financing leases that have not yet commenced.

Total operating lease expenses for the three and six months ended June 30, 2019 were $57,816 and $115,633, respectively, and is recorded in general and administrative expenses on the condensed consolidated statements of operations. Total rent expense for the three and six months ended June 30, 2018 was $77,548 and $133,386, respectively, and is recorded in general and administrative expenses on the condensed consolidated statements of operations.

Supplemental cash flow information related to leases was as follows:

Three Months Ended
June 30, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$118,998

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$361,020

Weighted Average Remaining Lease Term:
Operating leases	1.17 years

Weighted Average Discount Rate:
Operating leases	8.0%